MATERIAL ACCOUNTING POLICY INFORMATION (Details)	12 Months Ended
Dec. 31, 2025 $ / shares
MATERIAL ACCOUNTING POLICY INFORMATION
Voting share capital in subsidiaries (as percentage)	100.00%
Property and equipment estimated useful lives	5 years
Exercise price, share options granted	$ 0
Intellectual property identified upon business combination | Minimum
MATERIAL ACCOUNTING POLICY INFORMATION
Intangible assets estimated useful lives	5 years
Intellectual property identified upon business combination | Maximum
MATERIAL ACCOUNTING POLICY INFORMATION
Intangible assets estimated useful lives	10 years
Intellectual property acquired from third-parties
MATERIAL ACCOUNTING POLICY INFORMATION
Intangible assets estimated useful lives	3 years
Customer relationships | Minimum
MATERIAL ACCOUNTING POLICY INFORMATION
Intangible assets estimated useful lives	5 years
Customer relationships | Maximum
MATERIAL ACCOUNTING POLICY INFORMATION
Intangible assets estimated useful lives	10 years
Brands | Minimum
MATERIAL ACCOUNTING POLICY INFORMATION
Intangible assets estimated useful lives	2 years 3 months
Brands | Maximum
MATERIAL ACCOUNTING POLICY INFORMATION
Intangible assets estimated useful lives	3 years
Deferred development costs
MATERIAL ACCOUNTING POLICY INFORMATION
Intangible assets estimated useful lives	3 years
Trademarks and patents | Minimum
MATERIAL ACCOUNTING POLICY INFORMATION
Intangible assets estimated useful lives	3 years
Trademarks and patents | Maximum
MATERIAL ACCOUNTING POLICY INFORMATION
Intangible assets estimated useful lives	15 years
Software
MATERIAL ACCOUNTING POLICY INFORMATION
Intangible assets estimated useful lives	3 years
Game certifications
MATERIAL ACCOUNTING POLICY INFORMATION
Intangible assets estimated useful lives	3 years